Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income (loss)	$ (210,395)	$ 258,826	$ 339,628
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	128,089	125,283	123,411
Amortization of convertible notes debt discount	7,365	6,736	6,154
Amortization of deferred financing fees	3,425	3,509	3,823
Time charter revenue amortization, net of charter hire amortization expense and write-off	33,051	(222,360)	(324,416)
Impairment loss on intangible asset	146,732	0	0
Gain on joint venture de-consolidation	(83)	0	0
Gain on sale of vessel	(6,432)	0	(61)
Loss on disposal of JV ownership interest	0	0	3,705
Stock-based compensation expense	10,169	9,647	19,847
Unrealized gains on derivative financial instruments	(8,780)	(1,943)	(27,238)
Unrecognized actuarial (gains) losses	246	11	(11)
Changes in operating assets and liabilities
Accounts receivable	1,206	(6,491)	4,231
Financial instruments settled in the period	0	(612)	0
Inventories	(664)	(3,708)	235
Prepayments and advances	676	(672)	(1,058)
Due from related parties	0	0	221
Accounts payable	961	5,752	(1,091)
Due to related parties	(341)	574	(388)
Accrued liabilities	3,088	(5,060)	(14,689)
Deferred revenue	(3,963)	(10,993)	14,949
Net Cash provided by Operating Activities	104,350	158,499	147,252
Cash Flows used in Investing Activities
Joint ventures ownership transfer	0	0	(1,591)
Advances for vessels under construction	(18,267)	(92,701)	(9,379)
Additions to vessel cost	(25)	(13)	(113)
Proceeds from sale of vessel	17,089	0	3,735
Proceeds received from Oceanaut liquidation	0	0	5,212
Office furniture and equipment	(317)	(135)	(146)
Net cash used in Investing Activities	(1,520)	(92,849)	(2,282)
Cash Flows used in Financing Activities
(Increase) decrease in restricted cash	(7,762)	3,712	(34,400)
Proceeds from long-term debt	27,100	72,967	5,067
Repayment of long-term debt	(133,448)	(184,815)	(216,851)
Contributions from non-controlling interests	0	4,174	3,328
Issuance of common stock / exercise of warrants, net of related issuance costs-related parties	0	4,933	44,983
Issuance of common stock, net of related issuance costs	0	0	45,147
Payment of financing fees	(888)	(802)	(1,938)
Net cash used in Financing Activities	(114,998)	(99,831)	(154,664)
Net decrease in cash and cash equivalents	(12,168)	(34,181)	(9,694)
Cash and cash equivalents at beginning of year	65,917	100,098	109,792
Cash and cash equivalents at end of year	53,749	65,917	100,098
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments	22,632	31,950	56,159
US Source Income taxes	$ 650	$ 871	$ 740